RENTAL INCOME (Schedule of rental income) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Minimum rentals	$ 16,121,934	$ 15,154,021	$ 15,821,401
Revenue to temporarily vacate lease (Note 15)	813,663	737,802	708,662
Total	16,935,597	15,891,823	16,530,063
Company owned property [Member]
Minimum rentals	10,412,191	9,308,907	9,920,860
Revenue to temporarily vacate lease (Note 15)	538,212	421,743	386,815
Leased property [Member]
Minimum rentals	5,709,743	5,845,114	5,900,541
Revenue to temporarily vacate lease (Note 15)	$ 275,451	$ 316,059	$ 321,847